SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2020
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE U - SUBSEQUENT EVENTS

Effective February 23, 2021 the Company ratified its 2020 Equity Incentive Plan and its 2020 Employee Stock Purchase Plan and registered an additional 4,200,000 and 500,000 shares of common stock, respectively, issuable under the plans.